Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Index Funds, Inc.
Entity Central Index Key	0000857114
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon International Stock Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Index Fund
Class Name	Investor Shares
Trading Symbol	DIISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 66	0.60%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 66	[1]
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International developed-markets stocks generally rose during the period due to moderating inflation and easing central bank policies.
  All sectors except energy produced positive returns, with financials, industrials and information technology outperforming by the greatest margin.
  All countries except Portugal generated positive performance, with Japan, the UK and Germany delivering the strongest gains.
  Relatively weak returns were produced by the energy, consumer staples and consumer discretionary sectors, and by Portugal, New Zealand and Norway.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	21.33%	5.72%	4.72%
MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 313,000,000
Holdings Count | Holdings	739
Advisory Fees Paid, Amount	$ 1,127,390
Investment Company, Portfolio Turnover	3.67%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 313	739	$ 1,127,390	3.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon International Stock Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Index Fund
Class Name	Class I
Trading Symbol	DINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 39	0.35%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 39	[1]
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International developed-markets stocks generally rose during the period due to moderating inflation and easing central bank policies.
  All sectors except energy produced positive returns, with financials, industrials and information technology outperforming by the greatest margin.
  All countries except Portugal generated positive performance, with Japan, the UK and Germany delivering the strongest gains.
  Relatively weak returns were produced by the energy, consumer staples and consumer discretionary sectors, and by Portugal, New Zealand and Norway.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	21.64%	5.99%	4.94%
MSCI EAFE® Index	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 313,000,000
Holdings Count | Holdings	739
Advisory Fees Paid, Amount	$ 1,127,390
Investment Company, Portfolio Turnover	3.67%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 313	739	$ 1,127,390	3.67%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds
or
other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon S&P 500 Index Fund
Shareholder Report [Line Items]
Fund Name	BNY Mellon S&P 500 Index Fund
Class Name	BNY Mellon S&P 500 Index Fund
Trading Symbol	PEOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon S&P 500 Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon S&P 500 Index Fund *	$ 59	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 59	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Large-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains were led by growth-oriented technology-related shares powered by interest in artificial intelligence developments.
  All sectors produced positive returns, with information technology, communication services and financials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, health care and consumer staples sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
	1YR	5YR	10YR
BNY Mellon S&P 500 Index Fund	37.34%	14.70%	12.44%
S&P 500® Index	38.00%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,412,000,000
Holdings Count | Holdings	506
Advisory Fees Paid, Amount	$ 5,621,557
Investment Company, Portfolio Turnover	2.42%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 2,412	506	$ 5,621,557	2.42%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Smallcap Stock Index Fund - Investor Shares
Shareholder Report [Line Items]
Fund Name	BNY Mellon Smallcap Stock Index Fund
Class Name	Investor Shares
Trading Symbol	DISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 59	0.51%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large- and mid-cap stocks but outpaced mid-caps in the second half of the period
  All sectors except energy produced positive returns, with financials, real estate and industrials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, consumer staples and utilities sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	29.52%	8.72%	8.50%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
*
In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,113
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 2,797,843
Investment Company, Portfolio Turnover	40.52%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,113	608	$ 2,797,843	40.52%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based
on
Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Smallcap Stock Index Fund - Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Smallcap Stock Index Fund
Class Name	Class I
Trading Symbol	DISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Smallcap Stock Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 30	0.26%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 30	[1]
Expense Ratio, Percent	0.26%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  Small-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large- and mid-cap stocks but outpaced mid-caps in the second half of the period
  All sectors except energy produced positive returns, with financials, real estate and industrials outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, consumer staples and utilities sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	29.83%	8.99%	8.73%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P SmallCap 600® Index	30.00%	9.20%	9.01%
*
In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,113
Holdings Count | Holdings	608
Advisory Fees Paid, Amount	$ 2,797,843
Investment Company, Portfolio Turnover	40.52%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,113	608	$ 2,797,843	40.52%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio Holdings (as of 10/31/24 )
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the
investment of cash and cash collateral for securities loaned, if any.

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.